Non-controlling Interest - Summarized Statement of Loss and Comprehensive Loss (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Minority Interest [Line Items]
Revenue from contracts with customers		$ 15,968,098	$ 9,821,640	$ 47,695,828	$ 34,261,647
Selling, general and administrative expenses		(10,553,734)	(16,014,634)	(60,538,424)	(63,824,118)
Impairment loss on goodwill				(3,288,847)	(26,898,016)
Finance costs		(916,522)	(358,116)	(2,143,978)	(1,786,781)
Loss before income tax		(6,504,495)	(18,843,612)	(84,424,529)	(127,741,941)
Income tax		0	(12,098)	0	3,477,711
Net loss		(4,284,350)	(16,907,628)	(74,971,745)	(123,170,020)
Total comprehensive loss		(9,295,974)	(16,879,148)	(83,674,281)	(117,526,283)
Loss attributable to the subsidiary's non-controlling interest		(2,220,145)	(1,948,082)	(9,452,784)	(1,094,210)
Comprehensive loss attributable to the subsidiary's non-controlling interest		(2,220,145)	(1,948,082)	(9,455,479)	$ (1,320,138)
Sprout Foods, Inc.
Minority Interest [Line Items]
Revenue from contracts with customers	$ 2,403,074	8,157,597	5,647,427	25,971,480
Cost of sales	(3,192,259)	(8,312,289)	(5,569,279)	(28,200,621)
Selling, general and administrative expenses	(1,253,251)	(3,755,529)	(4,041,149)	(9,459,448)
Impairment loss on intangible assets				(1,527,000)
Impairment loss on goodwill				(3,288,847)
Finance income (costs)		(538,967)	71,128
Finance costs	(140,218)			(2,427,165)
Loss before income tax	(2,182,654)	(4,449,188)	(3,891,873)	(18,931,601)
Income tax	(1,398)	0	(12,098)	(11,854)
Net loss	(2,184,052)	(4,449,188)	(3,903,971)	(18,943,455)
Total comprehensive loss	(2,635,006)	(4,449,188)	(3,903,971)	(18,948,855)
Loss attributable to the subsidiary's non-controlling interest	(1,094,210)	(2,220,145)	(1,948,082)	(9,452,784)
Comprehensive loss attributable to the subsidiary's non-controlling interest	$ (1,320,138)	$ (2,220,145)	$ (1,948,082)	$ (9,455,479)